Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets
Employer contributions	CAD 177	CAD 174
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	7,535	6,576
Current service cost	186	145
Interest cost	302	312
Benefits paid	(334)	(319)
Net actuarial loss (gain)	(6)	821
Projected benefit obligation, end of year	7,683	7,535
Change in plan assets
Fair value of plan assets, beginning of year	6,299	5,731
Actual return on plan assets	582	703
Benefits paid	(334)	(319)
Employer contributions	177	174
Employee contributions	40	35
Administrative expenses	(33)	(25)
Fair value of plan assets, end of year	6,731	6,299
Unfunded status	952	1,236
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year	1,582	1,531
Current service cost	43	41
Interest cost	64	73
Benefits paid	(47)	(45)
Net actuarial loss (gain)	(27)	(18)
Projected benefit obligation, end of year	1,591	1,582
Change in plan assets
Benefits paid	(47)	(45)
Unfunded status	1,591	CAD 1,582
Post-Retirement and Post-Employment Benefits [Member] | Hydro One Brampton [Member]
Change in projected benefit obligation
Change due to Hydro One Brampton spin-off	(5)
Post-Retirement and Post-Employment Benefits [Member] | Hydro One Telecom spin-off [Member]
Change in projected benefit obligation
Change due to Hydro One Brampton spin-off	CAD (19)